Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	E-Valuator Funds Trust
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000222972 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V V L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +10.26%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.86%. This performance was generated by investing approx. 3% of its assets in stocks with 97% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.91% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from small allocations into the International Large Cap Value stocks. There are 2 reasons for this low performance. One reason is the very small allocation into the large cap, international value stocks by this Fund. The second reason is due to Value style asset management taking a “back-seat” to Growth oriented management for this fiscal year. Likewise, the economic slowdown felt in several foreign countries impacted the overall performance of this sector.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 1

FNDE | Schwab Fundamental Intl Lg Cap ETF was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +21.56% for the fiscal year.

DFIVX | DFA International Value was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +20.98% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)[1]	10.26%	2.42%	2.69%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 23,063,161
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 64,224
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$23,063,161
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$64,224
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	10.5%
Vanguard Core Bond Fund, Admiral Shares	8.9%
iShares Yield Optimized Bond ETF	7.0%
DFA Diversified Fixed Income Portfolio - Class Institutional	6.4%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.5%
VanEck IG Floating Rate ETF	5.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.8%
Allspring Core Plus Bond Fund - Class R6	4.0%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3.9%
iShares 7-10 Year Treasury Bond ETF	3.8%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229455 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V V C X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +9.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.86%. This performance was generated by investing approx. 3% of its assets in stocks with 97% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.91% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from small allocations into the International Large Cap Value stocks. There are 2 reasons for this low performance. One reason is the very small allocation into the large cap, international value stocks by this Fund. The second reason is due to Value style asset management taking a “back-seat” to Growth oriented management for this fiscal year. Likewise, the economic slowdown felt in several foreign countries impacted the overall performance of this sector.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

FNDE | Schwab Fundamental Intl Lg Cap ETF was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +21.56% for the fiscal year.

DFIVX | DFA International Value was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +20.98% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)[1]	9.99%	2.06%	2.40%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 23,063,161
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 64,224
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$23,063,161
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$64,224
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	10.5%
Vanguard Core Bond Fund, Admiral Shares	8.9%
iShares Yield Optimized Bond ETF	7.0%
DFA Diversified Fixed Income Portfolio - Class Institutional	6.4%
Vanguard Emerging Markets Bond Fund, Admiral Shares	5.5%
VanEck IG Floating Rate ETF	5.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.8%
Allspring Core Plus Bond Fund - Class R6	4.0%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3.9%
iShares 7-10 Year Treasury Bond ETF	3.8%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000222968 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V C L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative (15%-30%) RMS Fund returned +13.41%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.85%. This performance was generated by investing approx. 19% of its assets in stocks with 81% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.92% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)[1]	13.41%	3.95%	4.14%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 50,624,467
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 194,120
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,624,467
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$194,120
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.5%
Nuveen Emerging Markets Debt Fund - Class R6	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.7%
Vanguard Core Bond Fund, Admiral Shares	4.8%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.2%
VanEck IG Floating Rate ETF	4.0%
DFA Short Duration Real Return Portfolio - Class Institutional	4.0%
Franklin Senior Loan ETF	3.7%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229451 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F C X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative (15%-30%) RMS Fund returned +12.90%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.85%. This performance was generated by investing approx. 19% of its assets in stocks with 81% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.96% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.92% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)[1]	12.90%	3.53%	3.79%
Bloomberg Aggregate Bond Index	11.57%	0.33%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 50,624,467
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 194,120
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,624,467
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$194,120
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	7.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.5%
Nuveen Emerging Markets Debt Fund - Class R6	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.7%
Vanguard Core Bond Fund, Admiral Shares	4.8%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.2%
VanEck IG Floating Rate ETF	4.0%
DFA Short Duration Real Return Portfolio - Class Institutional	4.0%
Franklin Senior Loan ETF	3.7%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000222969 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V T T X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com.
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +16.20%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +7.06%. This performance was generated by investing approx. 35% of its assets in stocks with 65% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.86% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.81% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)[1]	16.20%	5.24%	4.46%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 30,863,568
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 107,228
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$30,863,568
Total number of portfolio holdings	65
Total advisory fee paid/(reimbursed)	$107,228
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.0%
Dodge & Cox Global Bond Fund - Class I	6.0%
Vanguard Core Bond Fund, Admiral Shares	4.5%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.0%
VanEck IG Floating Rate ETF	3.5%
iShares Yield Optimized Bond ETF	3.5%
SPDR Portfolio Short Term Corporate Bond ETF	3.3%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.0%
Franklin Senior Loan ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]	On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229452 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F T X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +15.80%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +7.06%. This performance was generated by investing approx. 35% of its assets in stocks with 65% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +7.44% with a Standard Deviation of +7.33% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Long-term Bond and Emerging Market Bond categories. The primary reason these two categories generated the most positively impactful returns was due to the Federal Reserve discontinued raising the Federal Funds Rate, and actually reduced that rate by -.50% later in the fiscal year. Likewise, Emerging Markets performed well as a result from a weakening US Dollar.

VCLT | Vanguard Long-Term Corporate Bond ETF was responsible for contributing a +.86% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the Federal Reserve discontinuing to raise interest rates and ultimately lowering them by -.50% later in this fiscal year.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.81% return to the overall return of this Fund for the year ending September 30, 2024. This performance was influenced by the weakening of the US Dollar’s strength.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)[1]	15.80%	4.96%	4.15%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 30,863,568
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 107,228
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$30,863,568
Total number of portfolio holdings	65
Total advisory fee paid/(reimbursed)	$107,228
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Vanguard Emerging Markets Bond Fund, Admiral Shares	6.0%
Dodge & Cox Global Bond Fund - Class I	6.0%
Vanguard Core Bond Fund, Admiral Shares	4.5%
DFA Diversified Fixed Income Portfolio - Class Institutional	4.0%
Nuveen Emerging Markets Debt Fund - Class R6	4.0%
VanEck IG Floating Rate ETF	3.5%
iShares Yield Optimized Bond ETF	3.5%
SPDR Portfolio Short Term Corporate Bond ETF	3.3%
T Rowe Price Institutional Floating Rate Fund - Class Instutional	3.0%
Franklin Senior Loan ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]	On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000222971 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate (50%-70%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V M L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Moderate (50%-70%) RMS Fund returned +20.09%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.86%. This performance was generated by investing approx. 55% of its assets in stocks with 45% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category. The primary reason this category generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of the US stock markets. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.03% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)[1]	20.09%	7.00%	6.44%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 152,332,203
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 572,441
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,332,203
Total number of portfolio holdings	66
Total advisory fee paid/(reimbursed)	$572,441
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	4.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
VanEck IG Floating Rate ETF	2.7%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2.7%
iShares 7-10 Year Treasury Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%
New Perspective Fund - Class R-6	2.5%
Vanguard Core Bond Fund, Admiral Shares	2.5%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229454 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate(50%-70%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F M X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com.
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Moderate (50%-70%) RMS Fund returned +19.63%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.86%. This performance was generated by investing approx. 55% of its assets in stocks with 45% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category. The primary reason this category generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of the US stock markets. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.03% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)[1]	19.63%	6.61%	6.09%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 152,332,203
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 572,441
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,332,203
Total number of portfolio holdings	66
Total advisory fee paid/(reimbursed)	$572,441
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dodge & Cox Global Bond Fund - Class I	4.0%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dimensional Global Equity Portfolio - Class Institutional	3.5%
VanEck IG Floating Rate ETF	2.7%
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2.7%
iShares 7-10 Year Treasury Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%
New Perspective Fund - Class R-6	2.5%
Vanguard Core Bond Fund, Admiral Shares	2.5%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000222970 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V G L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com.
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Growth (70%-85%) RMS Fund returned +23.57%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.48%. This performance was generated by investing approx. 74% of its assets in stocks with 26% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.05% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)[1]	23.57%	8.93%	7.75%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 269,925,043
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 991,355
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$269,925,043
Total number of portfolio holdings	64
Total advisory fee paid/(reimbursed)	$991,355
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.7%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.5%
Vanguard U.S. Quality Factor ETF	2.5%
New Perspective Fund - Class R-6	2.5%
DFA U.S. Large Co. Portfolio - Class Institutional	2.4%
DFA U.S. Core Equity 1 Portfolio - Class Institutional	2.4%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.3%
Invesco S&P Midcap 400 Revenue ETF	2.2%
Schwab Fundamental U.S. Large Co. ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229453 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V G R X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Growth (70%-85%) RMS Fund returned +23.10%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.48%. This performance was generated by investing approx. 74% of its assets in stocks with 26% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.19% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.92%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.93% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.94%) while it posted a return of +31.71% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.05% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)[1]	23.10%	8.56%	7.40%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 269,925,043
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 991,355
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$269,925,043
Total number of portfolio holdings	64
Total advisory fee paid/(reimbursed)	$991,355
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	4.7%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Vanguard Emerging Markets Bond Fund, Admiral Shares	2.5%
Vanguard U.S. Quality Factor ETF	2.5%
New Perspective Fund - Class R-6	2.5%
DFA U.S. Large Co. Portfolio - Class Institutional	2.4%
DFA U.S. Core Equity 1 Portfolio - Class Institutional	2.4%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.3%
Invesco S&P Midcap 400 Revenue ETF	2.2%
Schwab Fundamental U.S. Large Co. ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000222967 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth(85%-99%)RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V A G X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com.
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +26.00%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.58%. This performance was generated by investing approx. 89% of its assets in stocks with 11% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.60% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.28%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +1.37% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.45%) while it posted a return of +44.04% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.07% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)[1]	26.00%	9.99%	8.28%
S&P 500	36.35%	15.98%	13.38%

[1]	Performancehistory. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 195,674,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 681,420
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$195,674,294
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$681,420
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.0%
New Perspective Fund - Class R-6	3.7%
Vanguard U.S. Quality Factor ETF	3.5%
Invesco S&P Midcap 400 Revenue ETF	3.3%
Vanguard Strategic Equity Fund - Class Investor	3.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.7%
Vanguard Consumer Staples ETF	2.8%
Fidelity MSCI Consumer Staples Index ETF	2.7%
Fidelity High Dividend ETF	2.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.
C000229450 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth (85%-99%)RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F G X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evaluatorfunds.com. You can also request this information by contacting us at 888-507-2798.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com.
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration s potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2024, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +25.40%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.58%. This performance was generated by investing approx. 89% of its assets in stocks with 11% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +34.38% with a Standard Deviation of +11.82% for the year ending September 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2024, came from the Global Large Cap Growth category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of the US stock markets, especially large cap growth stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participated on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +1.60% to the overall return of this Fund’s return for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.28%) while it posted a return of +30.35% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +1.37% return to the overall return of this Fund for the year ending September 30, 2024. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.45%) while it posted a return of +44.04% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2024 came from a small allocation to commodities along with a small allocation into Money Market. There are 2 reasons for this low performance. One reason is the very small allocation into a commodities ETF as a way to offset inflation. The second reason is due to a small allocation into Money Market as a component of the overall allocation into fixed income for this Fund.

DBC | Invesco DB Commodity Tracking ETF was responsible for contributing a -.07% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -6.36% for the fiscal year.

GABXX | Gabelli’s Money Market AAA was responsible for contributing a +.01% return for the year ending September 30, 2024. This performance was primarily the result of a very small allocation percentage into this category, while the investment’s actual return was +5.42% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)[1]	25.40%	9.57%	7.90%
S&P 500	36.35%	15.98%	13.38%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 15, 2023
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 195,674,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 681,420
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$195,674,294
Total number of portfolio holdings	59
Total advisory fee paid/(reimbursed)	$681,420
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS
Dimensional Global Equity Portfolio - Class Institutional	5.0%
New Perspective Fund - Class R-6	3.7%
Vanguard U.S. Quality Factor ETF	3.5%
Invesco S&P Midcap 400 Revenue ETF	3.3%
Vanguard Strategic Equity Fund - Class Investor	3.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.8%
Schwab U.S. Large-Cap Growth ETF	2.7%
Vanguard Consumer Staples ETF	2.8%
Fidelity MSCI Consumer Staples Index ETF	2.7%
Fidelity High Dividend ETF	2.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Material Fund Change Expenses [Text Block]

On November 15, 2023, the Board of Directors approved a change in the Shareholder Service plan authorizing Service Class to charge shareholder servicing fee of up to 25 basis points effective November 28, 2023. Prior to the November 28, 2023, this class was not authorized to charge shareholder servicing fee.

The Fund did not have any other material changes that occurred since the beginning of the reporting period.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s accountants during the reporting period.